UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital SMID-Cap Fund

Semiannual Report

March 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2017

Eaton Vance

Atlanta Capital SMID-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Performance1,2

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	7.79%	13.06%	13.38%	11.39%
Class A with 5.75% Maximum Sales Charge	—	—	1.60	6.55	12.05	10.74
Class C at NAV	10/01/2009	04/30/2002	7.38	12.18	12.53	10.77
Class C with 1% Maximum Sales Charge	—	—	6.38	11.18	12.53	10.77
Class I at NAV	04/30/2002	04/30/2002	7.92	13.32	13.66	11.66
Class R at NAV	08/03/2009	04/30/2002	7.62	12.75	13.09	11.19
Class R6 at NAV	07/01/2014	04/30/2002	7.98	13.41	13.72	11.70
Russell 2500™ Index	—	—	10.11%	21.53%	12.60%	7.70%
Russell 2000® Index	—	—	11.52	26.22	12.35	7.11

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.21%	1.96%	0.96%	1.46%	0.87%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	4.5%

Teleflex, Inc.	4.0

ANSYS, Inc.	3.7

SEI Investments Co.	3.1

Manhattan Associates, Inc.	2.9

Dentsply Sirona, Inc.	2.7

Bio-Rad Laboratories, Inc., Class A	2.7

J.B. Hunt Transport Services, Inc.	2.6

Carlisle Cos., Inc.	2.5

IDEX Corp.	2.5

Total	31.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 – March 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,077.90	$6.22	1.20%
Class C	$1,000.00	$1,073.80	$10.08	1.95%
Class I	$1,000.00	$1,079.20	$4.98	0.96%
Class R	$1,000.00	$1,076.20	$7.51	1.45%
Class R6	$1,000.00	$1,079.80	$4.46	0.86%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.04	1.20%
Class C	$1,000.00	$1,015.20	$9.80	1.95%
Class I	$1,000.00	$1,020.10	$4.83	0.96%
Class R	$1,000.00	$1,017.70	$7.29	1.45%
Class R6	$1,000.00	$1,020.60	$4.33	0.86%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2017
Investment in SMID-Cap Portfolio, at value (identified cost, $6,277,541,901)	$9,068,369,522
Receivable for Fund shares sold	25,715,333
Total assets	$9,094,084,855

Liabilities
Payable for Fund shares redeemed	$15,999,282
Payable to affiliate:
Distribution and service fees	732,357
Accrued expenses	1,333,621
Total liabilities	$18,065,260
Net Assets	$9,076,019,595

Sources of Net Assets
Paid-in capital	$6,161,329,387
Accumulated net realized gain from Portfolio	136,934,462
Accumulated net investment loss	(13,071,875)
Net unrealized appreciation from Portfolio	2,790,827,621
Total	$9,076,019,595

Class A Shares
Net Assets	$1,633,561,352
Shares Outstanding	61,068,171
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.75
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$28.38

Class C Shares
Net Assets	$230,458,610
Shares Outstanding	9,184,519
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$25.09

Class I Shares
Net Assets	$5,653,815,054
Shares Outstanding	192,822,630
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$29.32

Class R Shares
Net Assets	$396,072,632
Shares Outstanding	15,120,980
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.19

Class R6 Shares
Net Assets	$1,162,111,947
Shares Outstanding	39,514,550
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$29.41

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2017
Dividends allocated from Portfolio	$34,422,913
Interest allocated from Portfolio	100,374
Expenses allocated from Portfolio	(35,304,722)
Total investment loss from Portfolio	$(781,435)

Expenses
Distribution and service fees
Class A	$2,186,256
Class C	1,166,363
Class R	900,884
Trustees’ fees and expenses	250
Custodian fee	29,289
Transfer and dividend disbursing agent fees	3,861,943
Legal and accounting services	107,724
Printing and postage	222,580
Registration fees	231,718
Miscellaneous	24,903
Total expenses	$8,731,910

Net investment loss	$(9,513,345)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$167,683,558
Net realized gain	$167,683,558
Change in unrealized appreciation (depreciation) —
Investments	$497,973,674
Net change in unrealized appreciation (depreciation)	$497,973,674

Net realized and unrealized gain	$665,657,232

Net increase in net assets from operations	$656,143,887

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
From operations —
Net investment loss	$(9,513,345)	$(14,195,576)
Net realized gain from investment transactions	167,683,558	401,561,805
Net change in unrealized appreciation (depreciation) from investments	497,973,674	634,838,612
Net increase in net assets from operations	$656,143,887	$1,022,204,841
Distributions to shareholders —
From net realized gain
Class A	$(67,239,793)	$(100,390,302)
Class C	(9,538,559)	(17,262,617)
Class I	(176,167,884)	(260,870,924)
Class R	(13,773,805)	(16,473,634)
Class R6	(34,107,641)	(30,191,455)
Total distributions to shareholders	$(300,827,682)	$(425,188,932)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$238,204,537	$601,233,299
Class C	12,232,263	27,506,705
Class I	1,100,366,190	1,409,312,657
Class R	66,613,637	139,966,178
Class R6	387,298,086	441,173,312
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	60,137,559	90,826,743
Class C	8,181,044	14,244,114
Class I	151,726,384	220,093,549
Class R	12,908,204	15,512,836
Class R6	33,879,930	30,190,033
Cost of shares redeemed
Class A	(496,452,425)	(412,626,910)
Class C	(37,272,790)	(46,654,884)
Class I	(634,011,897)	(1,028,803,040)
Class R	(34,601,033)	(48,549,121)
Class R6	(106,610,491)	(120,932,076)
Issued in connection with tax-free reorganization (see Note 8)
Class A	—	22,822,084
Class C	—	7,204,794
Class I	—	1,796,330
Net increase in net assets from Fund share transactions	$762,599,198	$1,364,316,603

Net increase in net assets	$1,117,915,403	$1,961,332,512

Net Assets
At beginning of period	$7,958,104,192	$5,996,771,680
At end of period	$9,076,019,595	$7,958,104,192

Accumulated net investment loss included in net assets
At end of period	$(13,071,875)	$(3,558,530)

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Financial Highlights

	Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013		2012
Net asset value — Beginning of period	$25.770		$23.780	$22.330	$21.180	$16.520		$12.870

Income (Loss) From Operations
Net investment loss(1)	$(0.049)		$(0.087)	$(0.075)	$(0.062)	$(0.044)		$(0.070)
Net realized and unrealized gain	2.027		3.812	2.286	1.360	4.760		3.808

Total income from operations	$1.978		$3.725	$2.211	$1.298	$4.716		$3.738

Less Distributions
From net realized gain	$(0.998)		$(1.735)	$(0.761)	$(0.148)	$(0.056)		$(0.088)

Total distributions	$(0.998)		$(1.735)	$(0.761)	$(0.148)	$(0.056)		$(0.088)

Net asset value — End of period	$26.750		$25.770	$23.780	$22.330	$21.180		$16.520

Total Return(2)	7.79	%(3)	16.27%	9.99%	6.13%	28.63	%(4)	29.12	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,633,561		$1,764,805	$1,336,145	$1,294,128	$1,566,425		$1,010,125
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.20	%(8)	1.21%	1.22%	1.23%	1.25	%(4)	1.24	%(5)
Net investment loss	(0.38	)%(8)	(0.35)%	(0.31)%	(0.28)%	(0.24)%		(0.44)%
Portfolio Turnover of the Portfolio	5	%(3)	17%	17%	11%	9%		6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(5)

The administrator reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the year ended September 30, 2012). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013		2012
Net asset value — Beginning of period	$24.320		$22.690	$21.500	$20.550	$16.150		$12.680

Income (Loss) From Operations
Net investment loss(1)	$(0.137)		$(0.257)	$(0.246)	$(0.224)	$(0.182)		$(0.185)
Net realized and unrealized gain	1.905		3.622	2.197	1.322	4.638		3.743

Total income from operations	$1.768		$3.365	$1.951	$1.098	$4.456		$3.558

Less Distributions
From net realized gain	$(0.998)		$(1.735)	$(0.761)	$(0.148)	$(0.056)		$(0.088)

Total distributions	$(0.998)		$(1.735)	$(0.761)	$(0.148)	$(0.056)		$(0.088)

Net asset value — End of period	$25.090		$24.320	$22.690	$21.500	$20.550		$16.150

Total Return(2)	7.38	%(3)	15.41%	9.15%	5.35%	27.68	%(4)	28.13	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$230,459		$240,309	$222,081	$237,887	$251,684		$152,264
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.95	%(8)	1.96%	1.97%	1.98%	2.00	%(4)	1.99	%(5)
Net investment loss	(1.13	)%(8)	(1.10)%	(1.06)%	(1.03)%	(0.99)%		(1.19)%
Portfolio Turnover of the Portfolio	5	%(3)	17%	17%	11%	9%		6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(5)

The administrator reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the year ended September 30, 2012). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013		2012
Net asset value — Beginning of period	$28.120		$25.740	$24.060	$22.750	$17.700		$13.750

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.019)		$(0.027)	$(0.015)	$(0.006)	$0.003		$(0.033)
Net realized and unrealized gain	2.217		4.142	2.456	1.464	5.103		4.071

Total income from operations	$2.198		$4.115	$2.441	$1.458	$5.106		$4.038

Less Distributions
From net realized gain	$(0.998)		$(1.735)	$(0.761)	$(0.148)	$(0.056)		$(0.088)

Total distributions	$(0.998)		$(1.735)	$(0.761)	$(0.148)	$(0.056)		$(0.088)

Net asset value — End of period	$29.320		$28.120	$25.740	$24.060	$22.750		$17.700

Total Return(2)	7.92	%(3)	16.56%	10.23%	6.42%	28.93	%(4)	29.43	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,653,815		$4,816,563	$3,839,740	$3,755,707	$3,184,642		$1,890,595
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.96	%(8)	0.96%	0.97%	0.98%	1.00	%(4)	0.99	%(5)
Net investment income (loss)	(0.14	)%(8)	(0.10)%	(0.06)%	(0.03)%	0.02%		(0.19)%
Portfolio Turnover of the Portfolio	5	%(3)	17%	17%	11%	9%		6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(5)

The administrator reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the year ended September 30, 2012). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013		2012
Net asset value — Beginning of period	$25.290		$23.420	$22.060	$20.970	$16.400		$12.810

Income (Loss) From Operations
Net investment loss(1)	$(0.080)		$(0.147)	$(0.134)	$(0.110)	$(0.094)		$(0.111)
Net realized and unrealized gain	1.978		3.752	2.255	1.348	4.720		3.789

Total income from operations	$1.898		$3.605	$2.121	$1.238	$4.626		$3.678

Less Distributions
From net realized gain	$(0.998)		$(1.735)	$(0.761)	$(0.148)	$(0.056)		$(0.088)

Total distributions	$(0.998)		$(1.735)	$(0.761)	$(0.148)	$(0.056)		$(0.088)

Net asset value — End of period	$26.190		$25.290	$23.420	$22.060	$20.970		$16.400

Total Return(2)	7.62	%(3)	16.00%	9.70%	5.91%	28.29	%(4)	28.78	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$396,073		$337,874	$209,022	$166,575	$84,030		$17,922
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.45	%(8)	1.46%	1.47%	1.48%	1.50	%(4)	1.49	%(5)
Net investment loss	(0.64	)%(8)	(0.60)%	(0.56)%	(0.50)%	(0.49)%		(0.70)%
Portfolio Turnover of the Portfolio	5	%(3)	17%	17%	11%	9%		6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(5)

The administrator reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the year ended September 30, 2012). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,		Period Ended September 30, 2014(1)
			2016	2015
Net asset value — Beginning of period	$28.190		$25.780	$24.070	$25.040

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.005)		$(0.002)	$(0.004)	$0.022
Net realized and unrealized gain (loss)	2.223		4.147	2.475	(0.992)

Total income (loss) from operations	$2.218		$4.145	$2.471	$(0.970)

Less Distributions
From net realized gain	$(0.998)		$(1.735)	$(0.761)	$—

Total distributions	$(0.998)		$(1.735)	$(0.761)	$—

Net asset value — End of period	$29.410		$28.190	$25.780	$24.070

Total Return(3)	7.98	%(4)	16.66%	10.36%	(3.87	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,162,112		$798,553	$389,784	$252
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.86	%(7)	0.87%	0.88%	0.90	%(7)
Net investment income (loss)	(0.04	)%(7)	(0.01)%	(0.02)%	0.35	%(7)
Portfolio Turnover of the Portfolio	5	%(4)	17%	17%	11	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to September 30, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the Portfolio’s year ended September 30, 2014.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date.

13

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2016, the Fund had a late year ordinary loss of $3,558,530 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2017, EVM earned $55,211 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,199 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2017 amounted to $2,186,256 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2017, the Fund paid or accrued to EVD $874,772 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2017, the Fund paid or accrued to EVD $450,442 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2017 amounted to $291,591 and $450,442 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2017, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

14

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended March 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $589,858,952 and $138,155,058, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	9,224,492	24,372,067
Issued to shareholders electing to receive payments of distributions in Fund shares	2,315,655	3,816,250
Redemptions	(18,948,909)	(16,774,042)
Issued in connection with tax-free reorganization (see Note 8)	—	872,347

Net increase (decrease)	(7,408,762)	12,286,622

Class C	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	502,816	1,181,040
Issued to shareholders electing to receive payments of distributions in Fund shares	335,014	630,271
Redemptions	(1,533,166)	(2,007,109)
Issued in connection with tax-free reorganization (see Note 8)	—	288,967

Net increase (decrease)	(695,336)	93,169

Class I	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	38,695,695	52,431,851
Issued to shareholders electing to receive payments of distributions in Fund shares	5,333,089	8,491,263
Redemptions	(22,465,664)	(38,897,319)
Issued in connection with tax-free reorganization (see Note 8)	—	63,402

Net increase	21,563,120	22,089,197

Class R	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	2,624,603	5,779,851
Issued to shareholders electing to receive payments of distributions in Fund shares	507,199	662,942
Redemptions	(1,372,179)	(2,007,597)

Net increase	1,759,623	4,435,196

15

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	13,774,728	16,462,581
Issued to shareholders electing to receive payments of distributions in Fund shares	1,187,936	1,162,944
Redemptions	(3,772,656)	(4,422,579)

Net increase	11,190,008	13,202,946

8  Reorganization

As of the close of business on December 4, 2015, the Fund acquired the net assets of Eaton Vance Atlanta Capital Horizon Growth Fund (Horizon Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Horizon Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 872,347 shares of Class A of the Fund (valued at $22,822,084) for the 1,514,916 shares of Class A and the 105,229 shares of Class B of Horizon Growth Fund, 288,967 shares of Class C of the Fund (valued at $7,204,794) for the 596,172 shares of Class C of Horizon Growth Fund, and 63,402 shares of Class I of the Fund (valued at $1,796,330) for the 124,589 shares of Class I of Horizon Growth Fund, each outstanding on December 4, 2015. The investment portfolio of Horizon Growth Fund, with a fair value of $29,214,630 and identified cost of $21,301,051, was the principal asset acquired by the Fund. Such securities acquired were then contributed by the Fund to SMID-Cap Portfolio for an interest therein. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Horizon Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $6,721,895,213. The net assets of Horizon Growth Fund at that date of $31,823,208, including $191,976 of accumulated net realized losses and $7,913,579 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $6,753,718,421.

Assuming the acquisition had been completed on October 1, 2015, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended September 30, 2016 are as follows:

Net investment loss	$(14,185,267)
Net realized gain	$402,438,335
Net increase in net assets from operations	$1,024,866,004

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Horizon Growth Fund since December 4, 2015 through the period ended September 30, 2016.

16

SMID-Cap Portfolio

March 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value

Banks — 2.1%
Umpqua Holdings Corp.	6,369,638	$112,997,378
Westamerica Bancorporation(1)	1,433,011	80,005,004

		$193,002,382

Building Products — 1.0%
Lennox International, Inc.	541,652	$90,618,380

		$90,618,380

Capital Markets — 9.4%
Affiliated Managers Group, Inc.	1,343,738	$220,292,408
Artisan Partners Asset Management, Inc., Class A	1,326,774	36,618,962
FactSet Research Systems, Inc.	932,778	153,824,420
Morningstar, Inc.	2,017,227	158,554,042
SEI Investments Co.	5,661,765	285,579,427

		$854,869,259

Chemicals — 1.2%
RPM International, Inc.	2,046,501	$112,618,950

		$112,618,950

Commercial Services & Supplies — 1.4%
Copart, Inc.(2)	1,996,589	$123,648,757

		$123,648,757

Containers & Packaging — 2.1%
AptarGroup, Inc.	2,429,186	$187,023,030

		$187,023,030

Diversified Consumer Services — 1.4%
ServiceMaster Global Holdings, Inc.(2)	2,960,280	$123,591,690

		$123,591,690

Electrical Equipment — 2.2%
Acuity Brands, Inc.	974,329	$198,763,116

		$198,763,116

Electronic Equipment, Instruments & Components — 5.1%
CDW Corp.	3,783,051	$218,319,873
FLIR Systems, Inc.	3,059,140	110,985,599
Trimble, Inc.(2)	4,211,615	134,813,796

		$464,119,268

Security	Shares	Value

Energy Equipment & Services — 0.8%
Dril-Quip, Inc.(2)	506,695	$27,640,212
Oceaneering International, Inc.	1,722,398	46,642,538

		$74,282,750

Health Care Equipment & Supplies — 10.0%
Dentsply Sirona, Inc.	3,938,316	$245,908,451
IDEXX Laboratories, Inc.(2)	1,231,533	190,407,317
Teleflex, Inc.	1,881,866	364,573,900
Varian Medical Systems, Inc.(2)	1,132,890	103,240,266

		$904,129,934

Health Care Providers & Services — 1.6%
Henry Schein, Inc.(2)	839,826	$142,745,225

		$142,745,225

Hotels, Restaurants & Leisure — 2.3%
Aramark	5,581,982	$205,807,676

		$205,807,676

Household Products — 1.6%
Church & Dwight Co., Inc.	2,889,640	$144,106,347

		$144,106,347

Industrial Conglomerates — 2.5%
Carlisle Cos., Inc.	2,163,198	$230,185,899

		$230,185,899

Insurance — 6.3%
Markel Corp.(2)	422,351	$412,155,447
WR Berkley Corp.	2,202,635	155,572,110

		$567,727,557

IT Services — 7.5%
Broadridge Financial Solutions, Inc.	2,085,531	$141,711,831
Gartner, Inc.(2)	1,535,722	165,842,619
Jack Henry & Associates, Inc.	2,148,409	200,016,878
WEX, Inc.(2)	1,698,073	175,750,556

		$683,321,884

Life Sciences Tools & Services — 5.4%
Bio-Rad Laboratories, Inc., Class A(1)(2)	1,231,302	$245,447,741
Bio-Techne Corp.	1,278,166	129,925,574
Mettler-Toledo International, Inc.(2)	245,961	117,793,182

		$493,166,497

17	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 6.5%
Donaldson Co., Inc.	2,466,688	$112,283,638
Graco, Inc.	1,691,572	159,244,588
IDEX Corp.	2,442,374	228,386,393
Nordson Corp.	760,586	93,430,384

		$593,345,003

Marine — 2.4%
Kirby Corp.(1)(2)	3,027,120	$213,563,316

		$213,563,316

Professional Services — 2.0%
TransUnion(2)	4,755,654	$182,379,331

		$182,379,331

Real Estate Management & Development — 1.3%
Jones Lang LaSalle, Inc.	1,028,145	$114,586,760

		$114,586,760

Road & Rail — 4.0%
J.B. Hunt Transport Services, Inc.	2,558,320	$234,700,277
Landstar System, Inc.	1,516,705	129,905,783

		$364,606,060

Software — 11.4%
ANSYS, Inc.(2)	3,165,497	$338,296,665
Blackbaud, Inc.(1)	2,878,519	220,696,052
Fair Isaac Corp.(1)	1,671,417	215,529,222
Manhattan Associates, Inc.(1)(2)	5,017,586	261,165,351

		$1,035,687,290

Specialty Retail — 2.1%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$191,441,551

		$191,441,551

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	2,448,467	$143,847,436

		$143,847,436

Total Common Stocks (identified cost $5,837,838,291)		$8,633,185,348

Short-Term Investments — 4.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	438,809,308	$438,897,070

Total Short-Term Investments (identified cost $438,902,045)		$438,897,070

Total Investments — 100.0% (identified cost $6,276,740,336)		$9,072,082,418

Other Assets, Less Liabilities — (0.0)%(4)		$(3,712,557)

Net Assets — 100.0%		$9,068,369,861

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company (see Note 6).

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017.

(4)	Amount is less than (0.05)%.

18	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2017
Investments —
Unaffiliated investments, at value (identified cost, $4,879,808,233)	$7,205,337,111
Affiliated investment fund, at value (identified cost, $438,902,045)	438,897,070
Affiliated companies, at value (identified cost, $958,030,058)	1,427,848,237
Total Investments, at value (identified cost, $6,276,740,336)	$9,072,082,418
Dividends receivable	$2,560,982
Dividends receivable from affiliated investment fund	403,020
Total assets	$9,075,046,420

Liabilities
Payable to affiliate:
Investment adviser fee	$6,229,046
Accrued expenses	447,513
Total liabilities	$6,676,559
Net Assets applicable to investors’ interest in Portfolio	$9,068,369,861

Sources of Net Assets
Investors’ capital	$6,273,027,779
Net unrealized appreciation	2,795,342,082
Total	$9,068,369,861

19	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2017
Dividends	$32,656,673 (1)
Interest allocated from/dividends from affiliated investment fund	1,866,617
Expenses allocated from affiliated investment fund	(1,001)
Total investment income	$34,522,289

Expenses
Investment adviser fee	$34,399,968
Trustees’ fees and expenses	50,750
Custodian fee	604,842
Legal and accounting services	96,383
Miscellaneous	151,780
Total expenses	$35,303,723

Net investment loss	$(781,434)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$167,573,375 (2)
Investment transactions — affiliated investment fund	110,190
Net realized gain	$167,683,565
Change in unrealized appreciation (depreciation) —
Investments	$497,978,667
Investments — affiliated investment fund	(4,975)
Net change in unrealized appreciation (depreciation)	$497,973,692

Net realized and unrealized gain	$665,657,257

Net increase in net assets from operations	$664,875,823

(1)	Includes $3,005,454 of dividends from affiliated companies (see Note 6).

(2)	Includes $81,136,794 of net realized gains from affiliated companies (see Note 6).

20	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
From operations —
Net investment income (loss)	$(781,434)	$670,301
Net realized gain from investment transactions	167,683,565	401,994,668
Net change in unrealized appreciation (depreciation) from investments	497,973,692	634,669,848
Net increase in net assets from operations	$664,875,823	$1,037,334,817
Capital transactions —
Contributions	$589,858,952	$1,152,895,926
Withdrawals	(138,155,058)	(242,062,122)
Net increase in net assets from capital transactions	$451,703,894	$910,833,804

Net increase in net assets	$1,116,579,717	$1,948,168,621

Net Assets
At beginning of period	$7,951,790,144	$6,003,621,523
At end of period	$9,068,369,861	$7,951,790,144

21	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2017

Financial Highlights

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.84	%(2)	0.85%	0.87%	0.87%	0.89%	0.94%
Net investment income (loss)	(0.02	)%(2)	0.01%	0.05%	0.08%	0.12%	(0.14)%
Portfolio Turnover	5	%(3)	17%	17%	11%	9%	6%

Total Return	7.99	%(3)	16.68%	10.34%	6.53%	29.07%	29.50%

Net assets, end of period (000’s omitted)	$9,068,370		$7,951,790	$6,003,622	$5,470,303	$5,090,547	$3,071,370

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2017, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of March 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into

23

SMID-Cap Portfolio

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.75% on net assets of $5 billion but less than $7.5 billion and 0.73% on net assets of $7.5 billion and over, and is payable monthly. Pursuant to a fee reduction agreement effective May 1, 2017, the fee will be computed at an annual rate of 0.73% on net assets of $7.5 billion but less than $10 billion and 0.72% on net assets of $10 billion and over. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended March 31, 2017, the Portfolio’s investment adviser fee amounted to $34,399,968 or 0.82% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $866,078,297 and $380,472,184, respectively, for the six months ended March 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,277,378,662

Gross unrealized appreciation	$2,907,817,729
Gross unrealized depreciation	(113,113,973)

Net unrealized appreciation	$2,794,703,756

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2017.

24

SMID-Cap Portfolio

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the six months ended March 31, 2017 were as follows:

	Shares, Beginning of Period	Gross Additions	Gross Reductions	Shares, End of Period	Value, End of Period		Dividend Income	Realized Gain (Loss)

Bio-Rad Laboratories, Inc., Class A	1,231,302	—	—	1,231,302	$245,447,741		$—	$—
Blackbaud, Inc.	2,878,519	—	—	2,878,519	220,696,052		690,845	—
CLARCOR, Inc.	2,502,134	—	(2,502,134)	—	—	(1)	1,130,003	81,136,794
Fair Isaac Corp.	1,671,417	—	—	1,671,417	215,529,222		66,857	—
Kirby Corp.	2,818,925	208,195	—	3,027,120	213,563,316		—	—
Manhattan Associates, Inc.	2,740,704	2,276,882	—	5,017,586	261,165,351		—	—
Sally Beauty Holdings, Inc.	9,366,025	—	—	9,366,025	191,441,551		—	—
Westamerica Bancorporation	1,433,011	—	—	1,433,011	80,005,004		1,117,749	—

					$1,427,848,237		$3,005,454	$81,136,794

(1)	Company is no longer an affiliate as of March 31, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$8,633,185,348	*	$—	$—	$8,633,185,348
Short-Term Investments	—		438,897,070	—	438,897,070

Total Investments	$8,633,185,348		$438,897,070	$—	$9,072,082,418

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2017

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of SMID-Cap Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726    3.31.17

Eaton Vance

Atlanta Capital

Focused Growth Fund

Semiannual Report

March 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2017

Eaton Vance

Atlanta Capital Focused Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Performance1,2

Portfolio Managers Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	6.84%	10.09%	8.45%	6.69%
Class A with 5.75% Maximum Sales Charge	—	—	0.66	3.78	7.17	6.06
Class C at NAV	05/02/2011	04/30/2002	6.43	9.21	7.63	6.23
Class C with 1% Maximum Sales Charge	—	—	5.51	8.28	7.63	6.23
Class I at NAV	04/30/2002	04/30/2002	6.85	10.25	8.72	6.96
Russell 1000® Growth Index	—	—	10.01%	15.76%	13.31%	9.13%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.21%	1.96%	0.96%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Visa, Inc., Class A	8.7%

Alphabet, Inc., Class C	8.5

Thermo Fisher Scientific, Inc.	5.9

Ecolab, Inc.	5.3

Dollar General Corp.	4.9

Amphenol Corp., Class A	4.8

Microsoft Corp.	4.7

Check Point Software Technologies, Ltd.	4.6

Zoetis, Inc.	4.6

Priceline Group, Inc. (The)	3.8

Total	55.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 – March 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,068.40	$6.60	**	1.28%
Class C	$1,000.00	$1,064.30	$10.45	**	2.03%
Class I	$1,000.00	$1,068.50	$5.31	**	1.03%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.44	**	1.28%
Class C	$1,000.00	$1,014.80	$10.20	**	2.03%
Class I	$1,000.00	$1,019.80	$5.19	**	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

Capital Markets — 2.2%
Charles Schwab Corp. (The)	18,073	$737,559

		$737,559

Chemicals — 8.9%
Ecolab, Inc.	13,892	$1,741,223
Praxair, Inc.	10,120	1,200,232

		$2,941,455

Electronic Equipment, Instruments & Components — 4.8%
Amphenol Corp., Class A	22,266	$1,584,671

		$1,584,671

Energy Equipment & Services — 1.9%
Schlumberger, Ltd.	8,248	$644,169

		$644,169

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	4,309	$722,576
CVS Health Corp.	5,365	421,153

		$1,143,729

Food Products — 3.7%
Mondelez International, Inc., Class A	28,076	$1,209,514

		$1,209,514

Health Care Equipment & Supplies — 3.2%
Danaher Corp.	12,288	$1,050,993

		$1,050,993

Hotels, Restaurants & Leisure — 2.6%
Starbucks Corp.	14,931	$871,821

		$871,821

Internet & Direct Marketing Retail — 3.8%
Priceline Group, Inc. (The)(1)	705	$1,254,879

		$1,254,879

Internet Software & Services — 8.5%
Alphabet, Inc., Class C(1)	3,386	$2,808,890

		$2,808,890

Security	Shares	Value

IT Services — 14.4%
Accenture PLC, Class A	5,627	$674,565
Mastercard, Inc., Class A	10,646	1,197,356
Visa, Inc., Class A	32,399	2,879,299

		$4,751,220

Life Sciences Tools & Services — 5.9%
Thermo Fisher Scientific, Inc.	12,672	$1,946,419

		$1,946,419

Machinery — 6.7%
Fortive Corp.	18,073	$1,088,356
IDEX Corp.	12,082	1,129,788

		$2,218,144

Multiline Retail — 4.9%
Dollar General Corp.	23,330	$1,626,801

		$1,626,801

Pharmaceuticals — 4.6%
Zoetis, Inc.	28,551	$1,523,767

		$1,523,767

Semiconductors & Semiconductor Equipment — 2.0%
Texas Instruments, Inc.	8,423	$678,557

		$678,557

Software — 9.3%
Check Point Software Technologies, Ltd.(1)	14,879	$1,527,478
Microsoft Corp.	23,692	1,560,355

		$3,087,833

Specialty Retail — 6.2%
Lowe’s Cos., Inc.	13,494	$1,109,342
TJX Cos., Inc. (The)	11,903	941,289

		$2,050,631

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	4,787	$687,700

		$687,700

Total Common Stocks (identified cost $22,560,337)		$32,818,752

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%(2)

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	6,813	$6,815

Total Short-Term Investments (identified cost $6,815)		$6,815

Total Investments — 99.2% (identified cost $22,567,152)		$32,825,567

Other Assets, Less Liabilities — 0.8%		$275,672

Net Assets — 100.0%		$33,101,239

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2017
Unaffiliated investments, at value (identified cost, $22,560,337)	$32,818,752
Affiliated investment, at value (identified cost, $6,815)	6,815
Dividends receivable	25,804
Dividends receivable from affiliated investment	688
Receivable for investments sold	518,272
Receivable for Fund shares sold	1,934
Receivable from affiliates	9,308
Total assets	$33,381,573

Liabilities
Payable for Fund shares redeemed	$205,671
Payable to affiliates:
Investment adviser fee	19,521
Distribution and service fees	7,010
Accrued expenses	48,132
Total liabilities	$280,334
Net Assets	$33,101,239

Sources of Net Assets
Paid-in capital	$12,518,037
Accumulated net realized gain	10,332,447
Accumulated net investment loss	(7,660)
Net unrealized appreciation	10,258,415
Total	$33,101,239

Class A Shares
Net Assets	$21,780,033
Shares Outstanding	1,834,978
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.87
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.59

Class C Shares
Net Assets	$2,280,729
Shares Outstanding	199,027
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.46

Class I Shares
Net Assets	$9,040,477
Shares Outstanding	828,278
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.91

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2017
Dividends	$353,085
Interest allocated from/dividends from affiliated investment	6,459
Expenses allocated from affiliated investment	(5)
Total investment income	$359,539

Expenses
Investment adviser fee	$188,344
Distribution and service fees
Class A	56,273
Class C	12,995
Trustees’ fees and expenses	2,085
Custodian fee	17,383
Transfer and dividend disbursing agent fees	44,856
Legal and accounting services	22,525
Printing and postage	9,627
Registration fees	22,391
Miscellaneous	5,838
Total expenses	$382,317
Deduct —
Allocation of expenses to affiliates	$15,130
Total expense reductions	$15,130

Net expenses	$367,187

Net investment loss	$(7,648)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,376,683
Investment transactions — affiliated investment	728
Net realized gain	$11,377,411
Change in unrealized appreciation (depreciation) —
Investments	$(7,636,648)
Net change in unrealized appreciation (depreciation)	$(7,636,648)

Net realized and unrealized gain	$3,740,763

Net increase in net assets from operations	$3,733,115

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
From operations —
Net investment income (loss)	$(7,648)	$83,044
Net realized gain from investment transactions	11,377,411	12,496,432
Net change in unrealized appreciation (depreciation) from investments	(7,636,648)	(3,105,598)
Net increase in net assets from operations	$3,733,115	$9,473,878
Distributions to shareholders —
From net investment income
Class A	$—	$(27,833)
Class I	(25,421)	(125,857)
From net realized gain
Class A	(7,105,688)	(11,510,220)
Class C	(357,708)	(589,496)
Class I	(1,524,637)	(6,648,811)
Total distributions to shareholders	$(9,013,454)	$(18,902,217)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,912,399	$6,319,945
Class C	220,666	544,356
Class I	3,378,474	3,498,922
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,296,175	10,492,900
Class C	328,692	539,186
Class I	1,240,227	6,051,032
Cost of shares redeemed
Class A	(37,433,759)	(20,520,042)
Class C	(1,206,229)	(714,904)
Class I	(7,369,735)	(32,004,685)
Net decrease in net assets from Fund share transactions	$(31,633,090)	$(25,793,290)

Net decrease in net assets	$(36,913,429)	$(35,221,629)

Net Assets
At beginning of period	$70,014,668	$105,236,297
At end of period	$33,101,239	$70,014,668

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(7,660)	$25,409

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Financial Highlights

	Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$12.880		$14.130	$15.210	$13.360	$12.000	$9.770

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.002)		$0.005	$0.014	$0.028	$0.035	$(0.038)
Net realized and unrealized gain	0.779		1.398	0.059	2.164	1.325	2.268

Total income from operations	$0.777		$1.403	$0.073	$2.192	$1.360	$2.230

Less Distributions
From net investment income	$—		$(0.006)	$(0.008)	$(0.026)	$—	$—
From net realized gain	(1.787)		(2.647)	(1.145)	(0.316)	—	—

Total distributions	$(1.787)		$(2.653)	$(1.153)	$(0.342)	$—	$—

Net asset value — End of period	$11.870		$12.880	$14.130	$15.210	$13.360	$12.000

Total Return(2)	6.84	%(3)(4)	10.35%	0.16%	16.61%	11.33%	22.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,780		$54,078	$63,332	$84,938	$79,626	$69,679
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.28	%(3)(6)	1.21%	1.13%	1.08%	1.12%	1.17	%(7)
Net investment income (loss)	(0.03	)%(6)	0.04%	0.09%	0.19%	0.28%	(0.34	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	—	—	—	60	%(4)
Portfolio Turnover of the Fund	17	%(4)	39%	51%	46%	53%	17	%(4)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended March 31, 2017). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to July 23, 2012 and which had the same investment objective and policies as the Fund during such period.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$12.540		$13.840	$14.900	$13.140	$11.880	$9.750

Income (Loss) From Operations
Net investment loss(1)	$(0.047)		$(0.090)	$(0.098)	$(0.080)	$(0.058)	$(0.121)
Net realized and unrealized gain	0.754		1.365	0.068	2.112	1.318	2.251

Total income (loss) from operations	$0.707		$1.275	$(0.030)	$2.032	$1.260	$2.130

Less Distributions
From net realized gain	$(1.787)		$(2.575)	$(1.030)	$(0.272)	$—	$—

Total distributions	$(1.787)		$(2.575)	$(1.030)	$(0.272)	$—	$—

Net asset value — End of period	$11.460		$12.540	$13.840	$14.900	$13.140	$11.880

Total Return(2)	6.43	%(3)(4)	9.52%	(0.53)%	15.61%	10.61%	21.85%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$2,281		$3,157	$3,100	$3,962	$3,776	$3,443
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.03	%(3)(6)	1.96%	1.88%	1.83%	1.87%	1.91	%(7)
Net investment loss	(0.81	)%(6)	(0.71)%	(0.66)%	(0.55)%	(0.47)%	(1.08	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	—	—	—	60	%(4)
Portfolio Turnover of the Fund	17	%(4)	39%	51%	46%	53%	17	%(4)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended March 31, 2017). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to July 23, 2012 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$12.010		$13.350	$14.430	$12.700	$11.380	$9.240

Income (Loss) From Operations
Net investment income (loss)(1)	$0.011		$0.039	$0.046	$0.061	$0.063	$(0.005)
Net realized and unrealized gain	0.706		1.318	0.065	2.048	1.266	2.145

Total income from operations	$0.717		$1.357	$0.111	$2.109	$1.329	$2.140

Less Distributions
From net investment income	$(0.030)		$(0.050)	$(0.046)	$(0.063)	$(0.009)	$—
From net realized gain	(1.787)		(2.647)	(1.145)	(0.316)	—	—

Total distributions	$(1.817)		$(2.697)	$(1.191)	$(0.379)	$(0.009)	$—

Net asset value — End of period	$10.910		$12.010	$13.350	$14.430	$12.700	$11.380

Total Return(2)	6.85	%(3)(4)	10.66%	0.43%	16.85%	11.69%	23.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,040		$12,780	$38,804	$95,204	$91,248	$104,941
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.03	%(3)(6)	0.96%	0.88%	0.83%	0.87%	0.92	%(7)
Net investment income (loss)	0.19	%(6)	0.32%	0.32%	0.44%	0.53%	(0.04	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	—	—	—	60	%(4)
Portfolio Turnover of the Fund	17	%(4)	39%	51%	46%	53%	17	%(4)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended March 31, 2017). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to July 23, 2012 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

13

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,923,521

Gross unrealized appreciation	$10,037,655
Gross unrealized depreciation	(135,609)

Net unrealized appreciation	$9,902,046

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2017, the investment adviser fee amounted to $188,344 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Effective February 1, 2017, EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2018. Pursuant to this agreement, EVM and Atlanta Capital were allocated $15,130 in total of the Fund’s operating expenses for the six months ended March 31, 2017.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2017, EVM earned $13,180 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $434 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

14

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2017 amounted to $56,273 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2017, the Fund paid or accrued to EVD $9,746 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2017 amounted to $3,249 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by each of Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,573,741 and $48,067,409, respectively, for the six months ended March 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	244,362	487,943
Issued to shareholders electing to receive payments of distributions in Fund shares	561,156	832,770
Redemptions	(3,168,500)	(1,605,874)

Net decrease	(2,362,982)	(285,161)

Class C	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	19,621	41,637
Issued to shareholders electing to receive payments of distributions in Fund shares	30,266	43,694
Redemptions	(102,603)	(57,615)

Net increase (decrease)	(52,716)	27,716

15

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	308,036	304,052
Issued to shareholders electing to receive payments of distributions in Fund shares	120,294	516,300
Redemptions	(664,436)	(2,663,531)

Net decrease	(236,106)	(1,843,179)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$32,818,752	*	$—	$—	$32,818,752
Short-Term Investments	—		6,815	—	6,815

Total Investments	$32,818,752		$6,815	$—	$32,825,567

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2017

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.17

Eaton Vance

Atlanta Capital

Select Equity Fund

Semiannual Report

March 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2017

Eaton Vance

Atlanta Capital Select Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	6

Officers and Trustees	20

Important Notices	21

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Performance1,2

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	7.07%	9.95%	12.05%	13.90%
Class A with 5.75% Maximum Sales Charge	—	—	0.93	3.65	10.74	12.62
Class C at NAV	03/19/2013	01/03/2012	6.62	9.11	11.37	13.24
Class C with 1% Maximum Sales Charge	—	—	5.62	8.11	11.37	13.24
Class I at NAV	01/03/2012	01/03/2012	7.17	10.21	12.33	14.17
Class R6 at NAV	02/01/2017	01/03/2012	7.17	10.21	12.33	14.17
Russell 1000® Index	—	—	10.09%	17.43%	13.25%	14.91%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.15%	1.90%	0.90%	0.85%
Net			1.05	1.80	0.80	0.75

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Markel Corp.	7.5%

TJX Cos., Inc. (The)	5.8

Ball Corp.	5.6

U.S. Bancorp	5.4

White Mountains Insurance Group, Ltd.	5.2

Affiliated Managers Group, Inc.	4.4

Dentsply Sirona, Inc.	4.0

ANSYS, Inc.	3.8

Aramark	3.6

Ross Stores, Inc.	3.2

Total	48.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Endnotes and Additional Disclosures

[1]

Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 – March 31, 2017) for Class A, Class C and Class I and (February 1, 2017 – March 31, 2017) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2016 – March 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period (10/1/16 – 3/31/17)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,070.70	$5.89	***	1.14%
Class C	$1,000.00	$1,066.20	$9.74	***	1.89%
Class I	$1,000.00	$1,071.70	$4.60	***	0.89%
Class R6	$1,000.00	$1,043.90	$1.24	***	0.75%

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.74	***	1.14%
Class C	$1,000.00	$1,015.50	$9.50	***	1.89%
Class I	$1,000.00	$1,020.50	$4.48	***	0.89%
Class R6	$1,000.00	$1,021.20	$3.78	***	0.75%

*	Class R6 had not commenced operations on October 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from commencement of operations on February 1, 2017 to March 31, 2017). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016 (February 1, 2017 for Class R6).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016 (February 1, 2017 for Class R6).

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Fund Expenses — continued

Effective February 1, 2017, the contractual expense caps of Class A, Class C and Class I changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,070.70	$5.42	**	1.05%
Class C	$1,000.00	$1,066.20	$9.27	**	1.80%
Class I	$1,000.00	$1,071.70	$4.13	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.29	**	1.05%
Class C	$1,000.00	$1,016.00	$9.05	**	1.80%
Class I	$1,000.00	$1,020.90	$4.03	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value

Banks — 5.4%
U.S. Bancorp	344,006	$17,716,309

		$17,716,309

Beverages — 3.1%
Diageo PLC ADR	88,975	$10,283,731

		$10,283,731

Capital Markets — 4.4%
Affiliated Managers Group, Inc.	89,097	$14,606,562

		$14,606,562

Chemicals — 5.6%
Praxair, Inc.	84,068	$9,970,465
Sherwin-Williams Co. (The)	27,764	8,612,115

		$18,582,580

Containers & Packaging — 5.6%
Ball Corp.	247,396	$18,371,627

		$18,371,627

Food Products — 2.1%
Nestle SA ADR	88,909	$6,837,102

		$6,837,102

Health Care Equipment & Supplies — 11.7%
Danaher Corp.	85,386	$7,303,065
Dentsply Sirona, Inc.	211,275	13,192,011
STERIS PLC	120,503	8,370,138
Teleflex, Inc.	51,261	9,930,793

		$38,796,007

Health Care Providers & Services — 3.2%
Henry Schein, Inc.(1)	62,974	$10,703,691

		$10,703,691

Hotels, Restaurants & Leisure — 3.6%
Aramark	319,950	$11,796,557

		$11,796,557

Insurance — 12.7%
Markel Corp.(1)	25,272	$24,661,934

Security	Shares	Value

Insurance (continued)
White Mountains Insurance Group, Ltd.	19,808	$17,428,663

		$42,090,597

IT Services — 8.3%
Alliance Data Systems Corp.	35,601	$8,864,649
Fiserv, Inc.(1)	76,323	8,800,805
Visa, Inc., Class A	110,439	9,814,714

		$27,480,168

Life Sciences Tools & Services — 2.9%
Thermo Fisher Scientific, Inc.	63,329	$9,727,334

		$9,727,334

Machinery — 2.6%
Fortive Corp.	141,801	$8,539,256

		$8,539,256

Professional Services — 2.7%
Equifax, Inc.	63,983	$8,749,035

		$8,749,035

Software — 6.0%
ANSYS, Inc.(1)	117,741	$12,582,981
Check Point Software Technologies, Ltd.(1)	69,944	7,180,451

		$19,763,432

Specialty Retail — 14.2%
Home Depot, Inc. (The)	54,744	$8,038,061
O’Reilly Automotive, Inc.(1)	33,595	9,065,275
Ross Stores, Inc.	162,810	10,724,295
TJX Cos., Inc. (The)	241,478	19,096,080

		$46,923,711

Total Common Stocks (identified cost $261,831,882)		$310,967,699

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(2)	18,855,044	$18,858,815

Total Short-Term Investments (identified cost $18,857,793)		$18,858,815

Total Investments — 99.8% (identified cost $280,689,675)		$329,826,514

Other Assets, Less Liabilities — 0.2%		$784,773

Net Assets — 100.0%		$330,611,287

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017.

Abbreviations:

ADR – American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2017
Unaffiliated investments, at value (identified cost, $261,831,882)	$310,967,699
Affiliated investment, at value (identified cost, $18,857,793)	18,858,815
Dividends receivable	238,746
Dividends receivable from affiliated investment	18,593
Receivable for Fund shares sold	1,983,932
Tax reclaims receivable	22,644
Receivable from affiliates	28,893
Total assets	$332,119,322

Liabilities
Payable for Fund shares redeemed	$1,242,689
Payable to affiliates:
Investment adviser and administration fee	197,049
Distribution and service fees	40,267
Accrued expenses	28,030
Total liabilities	$1,508,035
Net Assets	$330,611,287

Sources of Net Assets
Paid-in capital	$276,479,576
Accumulated net realized gain	5,515,726
Accumulated net investment loss	(520,854)
Net unrealized appreciation	49,136,839
Total	$330,611,287

Class A Shares
Net Assets	$98,454,724
Shares Outstanding	5,231,126
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.82
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.97

Class C Shares
Net Assets	$22,187,231
Shares Outstanding	1,216,280
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.24

Class I Shares
Net Assets	$209,958,891
Shares Outstanding	11,032,642
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.03

Class R6 Shares
Net Assets	$10,441
Shares Outstanding	549
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$19.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2017
Dividends	$1,193,628
Interest allocated from/dividends from affiliated investment	82,788
Expenses allocated from affiliated investment	(30)
Total investment income	$1,276,386

Expenses
Investment adviser and administration fee	$1,127,844
Distribution and service fees
Class A	109,136
Class C	102,508
Trustees’ fees and expenses	9,203
Custodian fee	42,451
Transfer and dividend disbursing agent fees	103,454
Legal and accounting services	23,385
Printing and postage	14,780
Registration fees	65,464
Miscellaneous	11,334
Total expenses	$1,609,559
Deduct —
Allocation of expenses to affiliates	$75,051
Total expense reductions	$75,051

Net expenses	$1,534,508

Net investment loss	$(258,122)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,702,689
Investment transactions — affiliated investment	3,507
Net realized gain	$5,706,196
Change in unrealized appreciation (depreciation) —
Investments	$16,579,643
Investments — affiliated investment	1,022
Net change in unrealized appreciation (depreciation)	$16,580,665

Net realized and unrealized gain	$22,286,861

Net increase in net assets from operations	$22,028,739

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
From operations —
Net investment loss	$(258,122)	$(396,553)
Net realized gain from investment transactions	5,706,196	324,225
Net change in unrealized appreciation (depreciation) from investments	16,580,665	16,622,203
Net increase in net assets from operations	$22,028,739	$16,549,875
Distributions to shareholders —
From net realized gain
Class A	$(13,887)	$(1,813,498)
Class C	(3,769)	(428,258)
Class I	(33,794)	(3,492,854)
Total distributions to shareholders	$(51,450)	$(5,734,610)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$36,909,496	$37,489,557
Class C	4,185,137	9,096,233
Class I	63,962,180	162,944,219
Class R6	10,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,267	1,798,429
Class C	3,371	385,224
Class I	28,448	3,459,339
Cost of shares redeemed
Class A	(17,980,956)	(24,609,970)
Class C	(2,831,639)	(3,113,000)
Class I	(36,330,253)	(39,587,851)
Net increase in net assets from Fund share transactions	$47,969,051	$147,862,180

Net increase in net assets	$69,946,340	$158,677,445

Net Assets
At beginning of period	$260,664,947	$101,987,502
At end of period	$330,611,287	$260,664,947

Accumulated net investment loss included in net assets
At end of period	$(520,854)	$(262,732)

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Financial Highlights

	Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,				Period Ended September 30, 2012(1)
			2016	2015	2014	2013
Net asset value — Beginning of period	$17.590		$16.320	$15.450	$14.120	$11.770	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.025)		$(0.054)	$(0.047)	$(0.024)	$(0.025)	$(0.022)
Net realized and unrealized gain	1.258		1.870	1.132	1.402	2.396	1.792

Total income from operations	$1.233		$1.816	$1.085	$1.378	$2.371	$1.770

Less Distributions
From net realized gain	$(0.003)		$(0.546)	$(0.215)	$(0.048)	$(0.021)	$—

Total distributions	$(0.003)		$(0.546)	$(0.215)	$(0.048)	$(0.021)	$—

Net asset value — End of period	$18.820		$17.590	$16.320	$15.450	$14.120	$11.770

Total Return(3)(4)	7.07	%(5)	11.23%	7.01%	9.78%	20.18%	17.70	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,455		$72,865	$54,145	$54,602	$28,280	$4,690
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.14	%(6)	1.20%	1.20%	1.20%	1.20%	1.20	%(6)
Net investment loss	(0.28	)%(6)	(0.32)%	(0.28)%	(0.16)%	(0.19)%	(0.27	)%(6)
Portfolio Turnover	8	%(5)	16%	24%	45%	6%	12	%(5)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.05%, 0.15%, 0.09%, 0.28% and 1.37% of average daily net assets for the six months ended March 31, 2017, the years ended September 30, 2016, 2015, 2014 and 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,			Period Ended September 30, 2013(1)
			2016	2015	2014
Net asset value — Beginning of period	$17.110		$16.000	$15.270	$14.060	$12.920

Income (Loss) From Operations
Net investment loss(2)	$(0.090)		$(0.175)	$(0.170)	$(0.133)	$(0.077)
Net realized and unrealized gain	1.223		1.831	1.115	1.391	1.217

Total income from operations	$1.133		$1.656	$0.945	$1.258	$1.140

Less Distributions
From net realized gain	$(0.003)		$(0.546)	$(0.215)	$(0.048)	$—

Total distributions	$(0.003)		$(0.546)	$(0.215)	$(0.048)	$—

Net asset value — End of period	$18.240		$17.110	$16.000	$15.270	$14.060

Total Return(3)(4)	6.62	%(5)	10.49%	6.16%	8.97%	8.82	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,187		$19,479	$12,096	$9,128	$4,452
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.89	%(6)	1.95%	1.95%	1.95%	1.95	%(6)
Net investment loss	(1.04	)%(6)	(1.05)%	(1.03)%	(0.89)%	(1.04	)%(6)
Portfolio Turnover	8	%(5)	16%	24%	45%	6	%(7)

(1)	For the period from the commencement of operations, March 19, 2013, to September 30, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.05%, 0.15%, 0.09% and 0.28% of average daily net assets for the six months ended March 31, 2017, the years ended September 30, 2016, 2015 and 2014 and the period from the commencement of operations, March 19, 2013, to September 30, 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended September 30, 2013.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,				Period Ended September 30, 2012(1)
			2016	2015	2014	2013
Net asset value — Beginning of period	$17.760		$16.430	$15.520	$14.150	$11.790	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.003)		$(0.007)	$(0.006)	$0.016	$0.017	$0.002
Net realized and unrealized gain	1.276		1.883	1.131	1.402	2.385	1.788

Total income from operations	$1.273		$1.876	$1.125	$1.418	$2.402	$1.790

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.009)	$—
From net realized gain	(0.003)		(0.546)	(0.215)	(0.048)	(0.033)	—

Total distributions	$(0.003)		$(0.546)	$(0.215)	$(0.048)	$(0.042)	$—

Net asset value — End of period	$19.030		$17.760	$16.430	$15.520	$14.150	$11.790

Total Return(3)(4)	7.17	%(5)	11.58%	7.24%	10.04%	20.45%	17.90	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$209,959		$168,322	$35,746	$41,321	$40,798	$21,023
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.89	%(6)	0.95%	0.95%	0.95%	0.95%	0.95	%(6)
Net investment income (loss)	(0.03	)%(6)	(0.04)%	(0.03)%	0.11%	0.13%	0.02	%(6)
Portfolio Turnover	8	%(5)	16%	24%	45%	6%	12	%(5)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.05%, 0.15%, 0.09%, 0.28% and 1.37% of average daily net assets for the six months ended March 31, 2017, the years ended September 30, 2016, 2015, 2014 and 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Financial Highlights — continued

	Class R6
	Period Ended March 31, 2017 (Unaudited)(1)
Net asset value — Beginning of period	$18.230

Income (Loss) From Operations
Net investment income(2)	$0.019
Net realized and unrealized gain	0.781

Total income from operations	$0.800

Net asset value — End of period	$19.030

Total Return(3)(4)	4.39	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.75	%(6)
Net investment income	0.62	%(6)
Portfolio Turnover	8	%(5)(7)

(1)	For the period from the commencement of operations, February 1, 2017, to March 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period from the commencement of operations, February 1, 2017, to March 31, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s six months ended March 31, 2017.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2016, the Fund had a late year ordinary loss of $262,732 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$280,879,109

Gross unrealized appreciation	$49,321,776
Gross unrealized depreciation	(374,371)

Net unrealized appreciation	$48,947,405

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.70% (0.80% prior to February 1, 2017) of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended March 31, 2017, the investment adviser and administration fee amounted to $1,127,844 or 0.76% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.20%, 1.95% and 0.95% prior to February 1, 2017) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.75% of the Fund’s average daily net assets for Class R6. This agreement may be changed or terminated after January 31, 2018. Pursuant to this agreement, EVM and Atlanta Capital were allocated $75,051 in total of the Fund’s operating expenses for the six months ended March 31, 2017.

16

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2017, EVM earned $2,284 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $14,243 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2017 amounted to $109,136 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2017, the Fund paid or accrued to EVD $76,881 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2017 amounted to $25,627 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2017, the Fund was informed that EVD received $3,000 of CDSCs paid by each of Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $79,220,037 and $21,936,348, respectively, for the six months ended March 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	2,071,225	2,207,220
Issued to shareholders electing to receive payments of distributions in Fund shares	748	107,113
Redemptions	(983,573)	(1,490,051)

Net increase	1,088,400	824,282

17

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	240,472	547,190
Issued to shareholders electing to receive payments of distributions in Fund shares	195	23,432
Redemptions	(162,745)	(188,115)

Net increase	77,922	382,507

Class I	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Sales	3,567,549	9,414,512
Issued to shareholders electing to receive payments of distributions in Fund shares	1,587	204,332
Redemptions	(2,012,903)	(2,317,923)

Net increase	1,556,233	7,300,921

Class R6	Period Ended March 31, 2017 (Unaudited)(1)
Sales	549

Net increase	549

(1)	Class R6 commenced operations on February 1, 2017.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$310,967,699	*	$—	$—	$310,967,699
Short-Term Investments	—		18,858,815	—	18,858,815

Total Investments	$310,967,699		$18,858,815	$—	$329,826,514

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2017

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Select Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Select Equity Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782    3.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017